Not FDIC Insured May Lose Value No Bank Guarantee
PSRF-Q1PH

Schedules of Investments
(unaudited)
Putnam Sustainable Retirement Maturity Fund 2
Putnam Sustainable Retirement 2030 Fund 3
Putnam Sustainable Retirement 2035 Fund 4
Putnam Sustainable Retirement 2040 Fund 5
Putnam Sustainable Retirement 2045 Fund 6
Putnam Sustainable Retirement 2050 Fund 7
Putnam Sustainable Retirement 2055 Fund 8
Putnam Sustainable Retirement 2060 Fund 9
Putnam Sustainable Retirement 2065 Fund 10
Putnam Sustainable Retirement 2070 Fund 11
Notes to Schedules of Investments 12

PUTNAM TARGET DATE FUNDS
Schedule of Investments (unaudited), October 31, 2025
Putnam Sustainable Retirement Maturity Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 17 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.6%
Domestic Equity 21.5%
a
Putnam Sustainable Future ETF ........................................ 1,732,627 $ 44,823,060
a
Putnam Sustainable Leaders ETF ....................................... 2,554,845 94,631,203
139,454,263
Domestic Fixed Income 73.8%
a
Putnam ESG Core Bond ETF .......................................... 6,717,385 332,409,797
a
Putnam ESG High Yield ETF ........................................... 2,077,262 108,474,622
a
Putnam ESG Ultra Short ETF .......................................... 720,843 36,553,949
477,438,368
Foreign Equity 4.3%
a
Putnam PanAgora ESG International Equity ETF ............................ 969,245 27,581,514
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 603,714,772 ) ...............................................................
644,474,145
a a a a
Short Term Investments 0.3%
a
Money Market Funds 0.3%
a,b
Putnam Government Money Market Fund , Class G , 3.881% ................... 1,751,529 1,751,529
Total Money Market Funds (Cost $ 1,751,529 ) ...................................
1,751,529
Total Short Term Investments (Cost $ 1,751,529 ) .................................
1,751,529
a
Total Investments (Cost $ 605,466,301 ) 99.9% ...................................
$646,225,674
Other Assets, less Liabilities 0.1% .............................................
593,998
Net Assets 100.0% ...........................................................
$646,819,672
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

PUTNAM TARGET DATE FUNDS
Schedule of Investments (unaudited), October 31, 2025
Putnam Sustainable Retirement 2030 Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 17 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.5%
Domestic Equity 29.8%
a
Putnam Sustainable Future ETF ........................................ 1,627,742 $ 42,109,685
a
Putnam Sustainable Leaders ETF ....................................... 2,556,725 94,700,838
136,810,523
Domestic Fixed Income 64.0%
a
Putnam ESG Core Bond ETF .......................................... 4,557,896 225,547,484
a
Putnam ESG High Yield ETF ........................................... 617,299 32,235,354
a
Putnam ESG Ultra Short ETF .......................................... 716,632 36,340,409
294,123,247
Foreign Equity 5.7%
a
Putnam PanAgora ESG International Equity ETF ............................ 913,638 25,999,122
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 423,034,138 ) ...............................................................
456,932,892
a a a a
Short Term Investments 0.3%
a
Money Market Funds 0.3%
a,b
Putnam Government Money Market Fund , Class G , 3.881% ................... 1,472,558 1,472,558
Total Money Market Funds (Cost $ 1,472,558 ) ...................................
1,472,558
Total Short Term Investments (Cost $ 1,472,558 ) .................................
1,472,558
a
Total Investments (Cost $ 424,506,696 ) 99.8% ...................................
$458,405,450
Other Assets, less Liabilities 0.2% .............................................
1,038,906
Net Assets 100.0% ...........................................................
$459,444,356
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

PUTNAM TARGET DATE FUNDS
Schedule of Investments (unaudited), October 31, 2025
Putnam Sustainable Retirement 2035 Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 17 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.6%
Domestic Equity 47.4%
a
Putnam Sustainable Future ETF ........................................ 2,268,870 $ 58,695,667
a
Putnam Sustainable Leaders ETF ....................................... 3,449,185 127,757,467
186,453,134
Domestic Fixed Income 43.0%
a
Putnam ESG Core Bond ETF .......................................... 2,476,375 122,543,417
a
Putnam ESG High Yield ETF ........................................... 392,940 20,519,327
a
Putnam ESG Ultra Short ETF .......................................... 511,825 25,954,646
169,017,390
Foreign Equity 9.2%
a
Putnam PanAgora ESG International Equity ETF ............................ 1,265,856 36,022,084
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 343,517,873 ) ...............................................................
391,492,608
a a a a
Short Term Investments 0.1%
a
Money Market Funds 0.1%
a,b
Putnam Government Money Market Fund , Class G , 3.881% ................... 467,258 467,258
Total Money Market Funds (Cost $ 467,258 ) .....................................
467,258
Total Short Term Investments (Cost $ 467,258 ) ..................................
467,258
a
Total Investments (Cost $ 343,985,131 ) 99.7% ...................................
$391,959,866
Other Assets, less Liabilities 0.3% .............................................
1,139,157
Net Assets 100.0% ...........................................................
$393,099,023
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

PUTNAM TARGET DATE FUNDS
Schedule of Investments (unaudited), October 31, 2025
Putnam Sustainable Retirement 2040 Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 17 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.6%
Domestic Equity 54.5%
a
Putnam Sustainable Future ETF ........................................ 2,697,062 $ 69,772,994
a
Putnam Sustainable Leaders ETF ....................................... 4,076,741 151,002,079
220,775,073
Domestic Fixed Income 30.9%
a
Putnam ESG Core Bond ETF .......................................... 1,681,310 83,199,625
a
Putnam ESG High Yield ETF ........................................... 365,295 19,075,705
a
Putnam ESG Ultra Short ETF .......................................... 446,487 22,641,356
124,916,686
Foreign Equity 14.2%
a
Putnam PanAgora ESG Emerging Markets Equity ETF ....................... 318,807 8,932,143
a
Putnam PanAgora ESG International Equity ETF ............................ 1,700,095 48,379,094
57,311,237
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 338,466,002 ) ...............................................................
403,002,996
a a a a
Short Term Investments 0.4%
a
Money Market Funds 0.4%
a,b
Putnam Government Money Market Fund , Class G , 3.881% ................... 1,676,021 1,676,021
Total Money Market Funds (Cost $ 1,676,021 ) ...................................
1,676,021
Total Short Term Investments (Cost $ 1,676,021 ) .................................
1,676,021
a
Total Investments (Cost $ 340,142,023 ) 100.0% ..................................
$404,679,017
Other Assets, less Liabilities (0.0) %
†
...........................................
(155,431)
Net Assets 100.0% ...........................................................
$404,523,586
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

PUTNAM TARGET DATE FUNDS
Schedule of Investments (unaudited), October 31, 2025
Putnam Sustainable Retirement 2045 Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 17 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.8%
Domestic Equity 59.4%
a
Putnam Sustainable Future ETF ........................................ 2,457,834 $ 63,584,166
a
Putnam Sustainable Leaders ETF ....................................... 3,703,244 137,167,787
200,751,953
Domestic Fixed Income 21.6%
a
Putnam ESG Core Bond ETF .......................................... 826,643 40,906,429
a
Putnam ESG High Yield ETF ........................................... 311,546 16,268,932
a
Putnam ESG Ultra Short ETF .......................................... 314,311 15,938,711
73,114,072
Foreign Equity 18.8%
a
Putnam PanAgora ESG Emerging Markets Equity ETF ....................... 544,772 15,263,095
a
Putnam PanAgora ESG International Equity ETF ............................ 1,694,682 48,225,057
63,488,152
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 280,491,890 ) ...............................................................
337,354,177
a a a a
Short Term Investments 0.2%
a
Money Market Funds 0.2%
a,b
Putnam Government Money Market Fund , Class G , 3.881% ................... 812,983 812,983
Total Money Market Funds (Cost $ 812,983 ) .....................................
812,983
Total Short Term Investments (Cost $ 812,983 ) ..................................
812,983
a
Total Investments (Cost $ 281,304,873 ) 100.0% ..................................
$338,167,160
Other Assets, less Liabilities (0.0) %
†
...........................................
(5,057)
Net Assets 100.0% ...........................................................
$338,162,103
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

PUTNAM TARGET DATE FUNDS
Schedule of Investments (unaudited), October 31, 2025
Putnam Sustainable Retirement 2050 Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 17 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.9%
Domestic Equity 62.8%
a
Putnam Sustainable Future ETF ........................................ 1,977,843 $ 51,166,799
a
Putnam Sustainable Leaders ETF ....................................... 2,959,803 109,630,807
160,797,606
Domestic Fixed Income 16.6%
a
Putnam ESG Core Bond ETF .......................................... 483,549 23,928,422
a
Putnam ESG High Yield ETF ........................................... 207,068 10,813,091
a
Putnam ESG Ultra Short ETF .......................................... 153,896 7,804,066
42,545,579
Foreign Equity 20.5%
a
Putnam PanAgora ESG Emerging Markets Equity ETF ....................... 467,603 13,101,020
a
Putnam PanAgora ESG International Equity ETF ............................ 1,382,864 39,351,746
52,452,766
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 209,067,581 ) ...............................................................
255,795,951
a a a a
Short Term Investments 0.1%
a
Money Market Funds 0.1%
a,b
Putnam Government Money Market Fund , Class G , 3.881% ................... 282,245 282,245
Total Money Market Funds (Cost $ 282,245 ) .....................................
282,245
Total Short Term Investments (Cost $ 282,245 ) ..................................
282,245
a
Total Investments (Cost $ 209,349,826 ) 100.0% ..................................
$256,078,196
Other Assets, less Liabilities (0.0) %
†
...........................................
(115,530)
Net Assets 100.0% ...........................................................
$255,962,666
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

PUTNAM TARGET DATE FUNDS
Schedule of Investments (unaudited), October 31, 2025
Putnam Sustainable Retirement 2055 Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 17 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.5%
Domestic Equity 66.1%
a
Putnam Sustainable Future ETF ........................................ 1,388,269 $ 35,914,519
a
Putnam Sustainable Leaders ETF ....................................... 2,064,721 76,477,059
112,391,578
Domestic Fixed Income 11.8%
a
Putnam ESG Core Bond ETF .......................................... 235,114 11,634,616
a
Putnam ESG High Yield ETF ........................................... 101,683 5,309,886
a
Putnam ESG Ultra Short ETF .......................................... 59,008 2,992,296
19,936,798
Foreign Equity 21.6%
a
Putnam PanAgora ESG Emerging Markets Equity ETF ....................... 326,707 9,153,481
a
Putnam PanAgora ESG International Equity ETF ............................ 966,260 27,496,571
36,650,052
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 139,694,539 ) ...............................................................
168,978,428
a a a a
Short Term Investments 0.3%
a
Money Market Funds 0.3%
a,b
Putnam Government Money Market Fund , Class G , 3.881% ................... 472,535 472,535
Total Money Market Funds (Cost $ 472,535 ) .....................................
472,535
Total Short Term Investments (Cost $ 472,535 ) ..................................
472,535
a
Total Investments (Cost $ 140,167,074 ) 99.8% ...................................
$169,450,963
Other Assets, less Liabilities 0.2% .............................................
448,464
Net Assets 100.0% ...........................................................
$169,899,427
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

PUTNAM TARGET DATE FUNDS
Schedule of Investments (unaudited), October 31, 2025
Putnam Sustainable Retirement 2060 Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 17 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.8%
Domestic Equity 69.5%
a
Putnam Sustainable Future ETF ........................................ 659,412 $ 17,058,988
a
Putnam Sustainable Leaders ETF ....................................... 971,341 35,978,374
53,037,362
Domestic Fixed Income 7.4%
a
Putnam ESG Core Bond ETF .......................................... 64,993 3,216,179
a
Putnam ESG High Yield ETF ........................................... 28,597 1,493,335
a
Putnam ESG Ultra Short ETF .......................................... 17,638 894,423
5,603,937
Foreign Equity 22.9%
a
Putnam PanAgora ESG Emerging Markets Equity ETF ....................... 155,248 4,349,645
a
Putnam PanAgora ESG International Equity ETF ............................ 461,809 13,141,560
17,491,205
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 64,869,679 ) ................................................................
76,132,504
a a a a
Short Term Investments 0.3%
a
Money Market Funds 0.3%
a,b
Putnam Government Money Market Fund , Class G , 3.881% ................... 223,277 223,277
Total Money Market Funds (Cost $ 223,277 ) .....................................
223,277
Total Short Term Investments (Cost $ 223,277 ) ..................................
223,277
a
Total Investments (Cost $ 65,092,956 ) 100.1% ...................................
$76,355,781
Other Assets, less Liabilities (0.1) % ...........................................
(46,229)
Net Assets 100.0% ...........................................................
$76,309,552
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

PUTNAM TARGET DATE FUNDS
Schedule of Investments (unaudited), October 31, 2025
Putnam Sustainable Retirement 2065 Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 17 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.3%
Domestic Equity 71.6%
a
Putnam Sustainable Future ETF ........................................ 9,722 $ 251,508
a
Putnam Sustainable Leaders ETF ....................................... 14,249 527,782
779,290
Domestic Fixed Income 4.1%
a
Putnam ESG Core Bond ETF .......................................... 493 24,396
a
Putnam ESG High Yield ETF ........................................... 224 11,697
a
Putnam ESG Ultra Short ETF .......................................... 168 8,519
44,612
Foreign Equity 23.6%
a
Putnam PanAgora ESG Emerging Markets Equity ETF ....................... 2,278 63,824
a
Putnam PanAgora ESG International Equity ETF ............................ 6,777 192,851
256,675
Total Investments In Underlying Funds and Exchange Traded Funds (Cost $ 881,392 )
1,080,577
a a a a
Short Term Investments 0.6%
a
Money Market Funds 0.6%
a,b
Putnam Government Money Market Fund , Class G , 3.881% ................... 6,310 6,310
Total Money Market Funds (Cost $ 6,310 ) .......................................
6,310
Total Short Term Investments (Cost $ 6,310 ) ....................................
6,310
a
Total Investments (Cost $ 887,702 ) 99.9% .......................................
$1,086,887
Other Assets, less Liabilities 0.1% .............................................
1,106
Net Assets 100.0% ...........................................................
$1,087,993
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

PUTNAM TARGET DATE FUNDS
Schedule of Investments (unaudited), October 31, 2025
Putnam Sustainable Retirement 2070 Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 17 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.7%
Domestic Equity 71.9%
a
Putnam Sustainable Future ETF ........................................ 9,862 $ 255,130
a
Putnam Sustainable Leaders ETF ....................................... 14,458 535,523
790,653
Domestic Fixed Income 4.1%
a
Putnam ESG Core Bond ETF .......................................... 501 24,792
a
Putnam ESG High Yield ETF ........................................... 226 11,802
a
Putnam ESG Ultra Short ETF .......................................... 169 8,570
45,164
Foreign Equity 23.7%
a
Putnam PanAgora ESG Emerging Markets Equity ETF ....................... 2,313 64,804
a
Putnam PanAgora ESG International Equity ETF ............................ 6,876 195,668
260,472
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 1,025,669 ) .................................................................
1,096,289
a a a a
Short Term Investments 0.3%
a
Money Market Funds 0.3%
a,b
Putnam Government Money Market Fund , Class G , 3.881% ................... 3,396 3,396
Total Money Market Funds (Cost $ 3,396 ) .......................................
3,396
Total Short Term Investments (Cost $ 3,396 ) ....................................
3,396
a
Total Investments (Cost $ 1,029,065 ) 100.0% ....................................
$1,099,685
Other Assets, less Liabilities 0.0%
†
............................................
85
Net Assets 100.0% ...........................................................
$1,099,770
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Putnam Target Date Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty separate funds, ten of which are included in this report (Funds). The
Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
Certain or all Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying
Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC)
website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.
Effective August 1, 2025, the Trust began offering shares of Putnam Sustainable Retirement 2070 Fund.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the
NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in FT Underlying Funds
The Funds invest in Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT Services or an affiliate of Advisers. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies.
Investments in FT Underlying Funds for the period ended October 31, 2025, were as follows:

Putnam Target Date Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Putnam Sustainable Retirement Maturity Fund
Controlled Affiliates
Putnam ESG Core Bond ETF .. $ 330,503,763 $ 1,340,379 $ (5,058,420) $ (30,512) $ 5,654,587 $ 332,409,797 6,717,385 $ 3,679,061
Putnam ESG High Yield ETF ... 107,502,179 1,688,995 (1,654,381) 67,766 870,063 108,474,622 2,077,262 1,632,569
Total Controlled Affiliates .... $438,005,942 $3,029,374 $(6,712,801) $37,254 $6,524,650 $440,884,419 $5,311,630
Non-Controlled Affiliates
Putnam ESG Ultra Short ETF .. 36,371,015 722,191 (587,518) 6,001 42,260 36,553,949 720,843 418,667
Putnam Government Money Market
Fund, Class G, 3.881% ....... 1,018,495 16,260,262 (15,527,228) — — 1,751,529 1,751,529 14,189
Putnam PanAgora ESG
International Equity ETF ...... 26,622,100 56,057 (1,295,336) 349,961 1,848,732 27,581,514 969,245 —
Putnam Sustainable Future ETF . 46,032,801 93,861 (1,215,057) 361,499 (450,044) 44,823,060 1,732,627 —
Putnam Sustainable Leaders ETF 91,905,636 190,206 (4,286,548) 1,527,105 5,294,804 94,631,203 2,554,845 —
Total Non-Controlled Affiliates $201,950,047 $17,322,577 $(22,911,687) $2,244,566 $6,735,752 $205,341,255 $432,856
Total Affiliated Securities .... $639,955,989 $20,351,951 $(29,624,488) $2,281,820 $13,260,402 $646,225,674 $5,744,486
Putnam Sustainable Retirement 2030 Fund
Controlled Affiliates
Putnam ESG Core Bond ETF .. 200,449,641 21,652,140 — — 3,445,703 225,547,484 4,557,896 2,382,211
Non-Controlled Affiliates
Putnam ESG High Yield ETF ... 27,981,593 4,013,798 — — 239,963 32,235,354 617,299 457,357
Putnam ESG Ultra Short ETF .. 32,078,921 4,218,802 — — 42,686 36,340,409 716,632 387,009
Putnam Government Money Market
Fund, Class G, 3.881% ....... 1,425,496 15,505,704 (15,458,642) — — 1,472,558 1,472,558 14,542
Putnam PanAgora ESG
International Equity ETF ...... 22,849,080 2,512,850 (1,311,124) 368,807 1,579,509 25,999,122 913,638 —
Putnam Sustainable Future ETF . 39,772,920 4,103,972 (1,684,518) 507,433 (590,122) 42,109,685 1,627,742 —
Putnam Sustainable Leaders ETF 78,644,710 9,690,614 — — 6,365,514 94,700,838 2,556,725 —
Total Non-Controlled Affiliates $202,752,720 $40,045,740 $(18,454,284) $876,240 $7,637,550 $232,857,966 $858,908
Total Affiliated Securities .... $403,202,361 $61,697,880 $(18,454,284) $876,240 $11,083,253 $458,405,450 $3,241,119
Putnam Sustainable Retirement 2035 Fund
Non-Controlled Affiliates
Putnam ESG Core Bond ETF .. 114,932,462 8,095,560 (2,449,357) 9,447 1,955,305 122,543,417 2,476,375 1,322,718
Putnam ESG High Yield ETF ... 18,316,120 2,210,530 (166,775) 7,869 151,583 20,519,327 392,940 292,630
Putnam ESG Ultra Short ETF .. 23,665,591 2,478,241 (220,031) 2,260 28,585 25,954,646 511,825 281,225
Putnam Government Money Market
Fund, Class G, 3.881% ....... 1,083,371 12,016,149 (12,632,262) — — 467,258 467,258 11,867
Putnam PanAgora ESG
International Equity ETF ...... 31,935,416 2,386,350 (1,006,002) 283,814 2,422,506 36,022,084 1,265,856 —
Putnam Sustainable Future ETF . 55,865,137 3,857,873 (915,484) 283,043 (394,902) 58,695,667 2,268,870 —
3. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Putnam Sustainable Retirement 2035 Fund (continued)
Non-Controlled Affiliates
(continued)
Putnam Sustainable Leaders ETF $ 110,817,507 $ 9,210,657 $ (1,002,422) $ 369,838 $ 8,361,887 $ 127,757,467 3,449,185 $ —
Total Non-Controlled Affiliates $356,615,604 $40,255,360 $(18,392,333) $956,271 $12,524,964 $391,959,866 $1,908,440
Total Affiliated Securities .... $356,615,604 $40,255,360 $(18,392,333) $956,271 $12,524,964 $391,959,866 $1,908,440
Putnam Sustainable Retirement 2040 Fund
Non-Controlled Affiliates
Putnam ESG Core Bond ETF .. 81,553,168 2,547,661 (2,301,368) 948 1,399,216 83,199,625 1,681,310 928,172
Putnam ESG High Yield ETF ... 17,778,295 1,140,543 — — 156,867 19,075,705 365,295 280,889
Putnam ESG Ultra Short ETF .. 20,419,111 2,197,191 — — 25,054 22,641,356 446,487 245,780
Putnam Government Money Market
Fund, Class G, 3.881% ....... 1,838,471 11,489,521 (11,651,971) — — 1,676,021 1,676,021 12,607
Putnam PanAgora ESG Emerging
Markets Equity ETF ......... 8,947,270 275,739 (1,490,269) 412,691 786,712 8,932,143 318,807 —
Putnam PanAgora ESG
International Equity ETF ...... 43,799,852 1,528,182 (665,733) 187,264 3,529,529 48,379,094 1,700,095 —
Putnam Sustainable Future ETF . 67,973,124 2,066,726 (150,907) 45,458 (161,407) 69,772,994 2,697,062 —
Putnam Sustainable Leaders ETF 134,028,016 6,449,822 — — 10,524,241 151,002,079 4,076,741 —
Total Non-Controlled Affiliates $376,337,307 $27,695,385 $(16,260,248) $646,361 $16,260,212 $404,679,017 $1,467,448
Total Affiliated Securities .... $376,337,307 $27,695,385 $(16,260,248) $646,361 $16,260,212 $404,679,017 $1,467,448
Putnam Sustainable Retirement 2045 Fund
Controlled Affiliates
Putnam PanAgora ESG Emerging
Markets Equity ETF ......... 13,719,008 677,202 (1,011,831) 280,241 1,598,475 15,263,095 544,772 —
Non-Controlled Affiliates
Putnam ESG Core Bond ETF .. 41,234,825 1,976,067 (3,003,589) 35,822 663,304 40,906,429 826,643 466,199
Putnam ESG High Yield ETF ... 14,843,241 1,295,663 — — 130,028 16,268,932 311,546 237,124
Putnam ESG Ultra Short ETF .. 14,279,214 1,641,603 — — 17,894 15,938,711 314,311 171,939
Putnam Government Money Market
Fund, Class G, 3.881% ....... 308,994 10,991,221 (10,487,232) — — 812,983 812,983 10,066
Putnam PanAgora ESG
International Equity ETF ...... 42,691,169 2,224,754 (332,475) 93,522 3,548,087 48,225,057 1,694,682 —
Putnam Sustainable Future ETF . 60,306,239 3,390,169 — — (112,242) 63,584,166 2,457,834 —
Putnam Sustainable Leaders ETF 119,544,689 8,159,377 — — 9,463,721 137,167,787 3,703,244 —
Total Non-Controlled Affiliates $293,208,371 $29,678,854 $(13,823,296) $129,344 $13,710,792 $322,904,065 $885,328
Total Affiliated Securities .... $306,927,379 $30,356,056 $(14,835,127) $409,585 $15,309,267 $338,167,160 $885,328
3. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Putnam Sustainable Retirement 2050 Fund
Non-Controlled Affiliates
Putnam ESG Core Bond ETF .. $ 24,655,153 $ 1,031,254 $ (2,171,926) $ 15,583 $ 398,358 $ 23,928,422 483,549 $ 274,743
Putnam ESG High Yield ETF ... 9,899,342 827,540 — — 86,209 10,813,091 207,068 156,879
Putnam ESG Ultra Short ETF .. 6,700,685 1,095,707 — — 7,674 7,804,066 153,896 81,401
Putnam Government Money Market
Fund, Class G, 3.881% ....... 726,400 6,672,466 (7,116,621) — — 282,245 282,245 7,375
Putnam PanAgora ESG Emerging
Markets Equity ETF ......... 11,815,159 523,542 (846,805) 234,535 1,374,589 13,101,020 467,603 —
Putnam PanAgora ESG
International Equity ETF ...... 34,710,970 1,690,123 — — 2,950,653 39,351,746 1,382,864 —
Putnam Sustainable Future ETF . 48,689,283 2,583,493 — — (105,977) 51,166,799 1,977,843 —
Putnam Sustainable Leaders ETF 96,741,521 5,307,029 — — 7,582,257 109,630,807 2,959,803 —
Total Non-Controlled Affiliates $233,938,513 $19,731,154 $(10,135,352) $250,118 $12,293,763 $256,078,196 $520,398
Total Affiliated Securities .... $233,938,513 $19,731,154 $(10,135,352) $250,118 $12,293,763 $256,078,196 $520,398
Putnam Sustainable Retirement 2055 Fund
Non-Controlled Affiliates
Putnam ESG Core Bond ETF .. 11,859,095 593,294 (1,018,827) 33,638 167,416 11,634,616 235,114 133,640
Putnam ESG High Yield ETF ... 4,799,685 467,853 — — 42,348 5,309,886 101,683 76,985
Putnam ESG Ultra Short ETF .. 2,707,012 281,818 — — 3,466 2,992,296 59,008 32,633
Putnam Government Money Market
Fund, Class G, 3.881% ....... 484,116 3,967,298 (3,978,879) — — 472,535 472,535 5,562
Putnam PanAgora ESG Emerging
Markets Equity ETF ......... 8,151,023 422,890 (543,102) 151,603 971,067 9,153,481 326,707 —
Putnam PanAgora ESG
International Equity ETF ...... 24,091,188 1,361,209 (23,169) 6,517 2,060,826 27,496,571 966,260 —
Putnam Sustainable Future ETF . 33,748,757 2,236,553 — — (70,791) 35,914,519 1,388,269 —
Putnam Sustainable Leaders ETF 66,738,260 4,443,594 — — 5,295,205 76,477,059 2,064,721 —
Total Non-Controlled Affiliates $152,579,136 $13,774,509 $(5,563,977) $191,758 $8,469,537 $169,450,963 $248,820
Total Affiliated Securities .... $152,579,136 $13,774,509 $(5,563,977) $191,758 $8,469,537 $169,450,963 $248,820
Putnam Sustainable Retirement 2060 Fund
Non-Controlled Affiliates
Putnam ESG Core Bond ETF .. 3,306,253 120,938 (266,872) 4,040 51,820 3,216,179 64,993 37,027
Putnam ESG High Yield ETF ... 1,307,344 187,183 (12,648) 604 10,852 1,493,335 28,597 21,169
Putnam ESG Ultra Short ETF .. 832,471 70,567 (9,676) 17 1,044 894,423 17,638 9,924
Putnam Government Money Market
Fund, Class G, 3.881% ....... 241,717 2,476,052 (2,494,492) — — 223,277 223,277 2,177
Putnam PanAgora ESG Emerging
Markets Equity ETF ......... 3,946,226 145,761 (280,180) 79,843 457,995 4,349,645 155,248 —
3. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Putnam Sustainable Retirement 2060 Fund (continued)
Non-Controlled Affiliates
(continued)
Putnam PanAgora ESG
International Equity ETF ...... $ 11,664,313 $ 594,036 $ (111,464) $ 34,083 $ 960,592 $ 13,141,560 461,809 $ —
Putnam Sustainable Future ETF . 16,335,582 902,539 (147,114) 44,342 (76,361) 17,058,988 659,412 —
Putnam Sustainable Leaders ETF 32,440,010 1,311,182 (300,039) 118,572 2,408,649 35,978,374 971,341 —
Total Non-Controlled Affiliates $70,073,916 $5,808,258 $(3,622,485) $281,501 $3,814,591 $76,355,781 $70,297
Total Affiliated Securities .... $70,073,916 $5,808,258 $(3,622,485) $281,501 $3,814,591 $76,355,781 $70,297
Putnam Sustainable Retirement 2065 Fund
Non-Controlled Affiliates
Putnam ESG Core Bond ETF .. 25,250 1,980 (3,255) 65 356 24,396 493 286
Putnam ESG High Yield ETF ... 10,301 1,464 (157) 7 82 11,697 224 169
Putnam ESG Ultra Short ETF .. 6,583 2,081 (152) 1 6 8,519 168 84
Putnam Government Money Market
Fund, Class G, 3.881% ....... 4,811 45,928 (44,429) — — 6,310 6,310 53
Putnam PanAgora ESG Emerging
Markets Equity ETF ......... 55,545 4,825 (4,290) 1,207 6,537 63,824 2,278 —
Putnam PanAgora ESG
International Equity ETF ...... 164,188 16,780 (2,319) 638 13,564 192,851 6,777 —
Putnam Sustainable Future ETF . 231,002 23,982 (3,103) 952 (1,325) 251,508 9,722 —
Putnam Sustainable Leaders ETF 457,721 39,993 (6,556) 2,390 34,234 527,782 14,249 —
Total Non-Controlled Affiliates $955,401 $137,033 $(64,261) $5,260 $53,454 $1,086,887 $592
Total Affiliated Securities .... $955,401 $137,033 $(64,261) $5,260 $53,454 $1,086,887 $592
Putnam Sustainable Retirement 2070 Fund
Non-Controlled Affiliates
Putnam ESG Core Bond ETF .. — 27,926 (3,352) 16 202 24,792 501 296
Putnam ESG High Yield ETF ... — 11,733 — — 69 11,802 226 173
Putnam ESG Ultra Short ETF .. — 8,568 — — 2 8,570 169 87
Putnam Government Money Market
Fund, Class G, 3.881% ....... — 3,477 (81) — — 3,396 3,396 29
Putnam PanAgora ESG Emerging
Markets Equity ETF ......... — 60,637 (4,039) 401 7,805 64,804 2,313 —
Putnam PanAgora ESG
International Equity ETF ...... — 183,303 (2,742) 171 14,936 195,668 6,876 —
Putnam Sustainable Future ETF . — 252,471 — — 2,659 255,130 9,862 —
Putnam Sustainable Leaders ETF — 490,574 — — 44,949 535,523 14,458 —
Total Non-Controlled Affiliates $— $1,038,689 $(10,214) $588 $70,622 $1,099,685 $585
Total Affiliated Securities .... $— $1,038,689 $(10,214) $588 $70,622 $1,099,685 $585
3. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At October 31, 2025, all of the Funds' investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Schedules of Investments.
Abbreviations
Selected Portfolio
ETF
Exchange-Traded Fund
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.